Goodwill and Intangible Assets - Summary of Gross Carrying Amount and Accumulated Amortization of Intangible Assets by Major Class (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 70,852	$ 71,141	$ 9,494
Accumulated Amortization	(15,248)	(11,331)	(919)
Net Book Value	55,604	59,811	8,575
Risk Contracts
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	64,570	64,822	8,174
Accumulated Amortization	(13,226)	(9,818)	(682)
Net Book Value	$ 51,343	$ 55,004	$ 7,492
Weighted Average Amortization Period (years)	7 years	7 years	11 years
Non-compete Agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,170	$ 4,202	$ 1,320
Accumulated Amortization	(892)	(686)	(237)
Net Book Value	$ 3,278	$ 3,516	$ 1,083
Weighted Average Amortization Period (years)	5 years	5 years	5 years
Trademarks
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,862	$ 1,867
Accumulated Amortization	(1,114)	(827)
Net Book Value	$ 748	$ 1,040
Weighted Average Amortization Period (years)	2 years	2 years
Other
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 251	$ 251
Accumulated Amortization	(16)
Net Book Value	$ 235	$ 251
Weighted Average Amortization Period (years)	5 years	5 years
Patents/Developed Technology
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 235
Net Book Value		$ 235
Weighted Average Amortization Period (years)		5 years
In-Process Research and Development
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 16
Net Book Value		$ 16
Weighted Average Amortization Period (years)		1 year